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Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                                               November 9, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:   Metropolitan Life Insurance Company
      Paragon Separate Account B
      File Nos. 333-133675 and 811-7534
      Rule 497(j) Certification

Commissioners:

      On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account B (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplement and Statement of Additional Information dated November 1, 2006 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Supplement and Statement of Additional Information contained in Post Effective Amendment No.1 to the Registration Statement for the Account filed with the Commission on November 1, 2006.

      Please call the undersigned at (617) 578-2710 with any questions.

                                                  Sincerely,

                                                  /s/ Gina C. Sandonato
                                                  -----------------------------
                                                  Gina C. Sandonato
                                                  Senior Counsel

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